ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 3,362	£ 3,533
Expected credit losses collectively assessed [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,201
Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	(493)
Allowance account for credit losses of financial assets	3,169	3,260
Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	(8)
Allowance account for credit losses of financial assets	£ 193	273
Financial assets impaired [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 1,772